Operating expenses	12 Months Ended
Dec. 31, 2021
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Operating expenses
4. Operating expenses

All figures in £ millions	2021	2020	2019
By function:
Cost of goods sold	1,747	1,767	1,858

Operating expenses
Distribution costs	62	59	73
Selling, marketing and product development costs	521	572	631
Administrative and other expenses	802	816	999
Restructuring costs	214	—	157
Other income	(37)	(45)	(54)

Total net operating expenses	1,562	1,402	1,806
Other net gains and losses	(63)	(178)	(16)

Total	3,246	2,991	3,648

Other income includes fr
e
ight income and sublet income
.
In 2019, other income included service fee income from the Group’s then associate Penguin Random House of £4m. Included in administrative and other expenses are research and efficacy costs of £12m (2020: £11m; 2019: £13m). Other net gains and losses in 2021 largely relate to the sale of interests in PIHE in South Africa and the school business in Brazil. In 2020, other net gains and losses largely relate to the sale of the remaining interest in Pearson Random House (£180m gain). In 2019, other net gains and losses largely relate to the sale of the US K-12 business
.
In March 2021, the Group announced a major restructuring programme to run in 2021, principally comprising the reorganisation of the Group into five global business divisions and the simplification of the Group’s property portfolio. In May 2017, the Group announced a major restructuring programme to run between 2017 and 2019 to drive further significant cost savings. An analysis of major restructuring costs is as follows:

All figures in £ millions	2021	2020	2019
By nature:

Product costs	19	—	16
Employee costs	32	—	90
Impairment of non-current assets	145	—	14
Property and facilities	11	—	12
Technology and communications	3	—	2
Professional and outsourced services	4	—	17
General and administrative costs	—	—	6

Total restructuring – operating expenses	214	—	157

Share of associate restructuring	—	—	2

Total	214	—	159

All figures in £ millions	Notes	2021	2020	2019
By nature:
Royalties expensed		185	191	242
Other product costs		353	349	466
Employee benefit expense	5	1,365	1,337	1,452
Contract labour		69	67	139
Employee-related expense		21	30	94
Promotional costs		239	233	254
Depreciation and impairment of property, plant and equipment	10	241	125	123
Amortisation and impairment of intangible assets – product development	20	279	280	271
Amortisation and impairment of intangible assets – software	11	117	112	115
Amortisation and impairment of intangible assets – other	11	50	80	151
Property and facilities		124	85	96
Technology and communications		215	216	196
Professional and outsourced services		477	498	480
Other general and administrative costs		58	71	104
Costs capitalised		(447)	(460)	(465)
Other net gains and losses		(63)	(178)	(16)
Other income		(37)	(45)	(54)

Total		3,246	2,991	3,648

During the year the Group obtained the following services from the Group’s auditors, PwC:

All figures in £ millions	2021	2020	2019
The audit of parent company and consolidated financial statements	5	5	5
The audit of the company’s subsidiaries	2	2	2

Total audit fees	7	7	7
Audit-related and other assurance services	—	—	—
Other non-audit services	—	—	—

Total other services	—	—	—
Total non-audit services	—	—	—

Total	7	7	7

Reconciliation between audit and
non-audit
service fees is shown below:

All figures in £ millions	2021	2020	2019
Group audit fees including fees for attestation under section 404 of the Sarbanes-Oxley Act	7	7	7
Non-audit fees	—	—	—

Total	7	7	7

Fees for attestation under section 404 of the Sarbanes-Oxley Act are allocated between fees payable for the audits of consolidated and subsidiary accounts. Included in Group audit fees for 2020 are additional fees in relation to prior year audit work.